Income tax - Analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income tax expense comprises:
Current income tax	$ 2,661	$ 2,741	$ 2,954
Movement in deferred tax	186	294	(981)
Income tax (over)/under provided in prior years	(77)	3	1
Total income tax expense	2,770	3,038	1,974
Movements in deferred tax assets and deferred tax liabilities classified in assets held for sale and liabilities held for sale	$ 41	$ 0	$ 0
Effective income tax rate	32.71%	35.74%	46.27%
Australia
Income tax expense comprises:
Total income tax expense	$ 2,316	$ 2,610	$ 1,697
Overseas
Income tax expense comprises:
Total income tax expense	454	428	277
Parent Entity
Income tax expense comprises:
Current income tax	2,039	2,017
Movement in deferred tax	202	133
Income tax (over)/under provided in prior years	(52)	(2)
Total income tax expense	2,189	2,148
Movements in deferred tax assets and deferred tax liabilities classified in assets held for sale and liabilities held for sale	0	0	$ 0
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	2,128	2,090
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 61	$ 58